Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Intangible assets	$ 1,355,709	$ 1,539,248
Balance at the period beginning	1,539,248
Balance at period end	1,355,709	1,539,248
Cost at:
Statement [Line Items]
Intangible assets	1,837,500	1,837,500
Balance at the period beginning	1,837,500	1,837,500
Balance at period end	1,837,500	1,837,500
Accumulated amortization at:
Statement [Line Items]
Intangible assets	481,791	298,252
Balance at the period beginning	298,252	114,712
Balance at period end	481,791	298,252
Additions	$ 183,539	$ 183,540